Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 662,001,044.76
Previously Paid Amount	85,184.14
Total Fee Amount	98,178.16
Total Offset Amount	0.00
Net Fee	$ 12,994.02